Related party transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Research and development expense		$ 50,180	$ 43,035	$ 15,980
General and administrative expense		36,536	14,226	8,335
Amount recognized in relation to the change in the contingent consideration liabilities
Disclosure of transactions between related parties [line items]
Research and development expense		(6,870)	12,938	1,991
Employee expenses
Disclosure of transactions between related parties [line items]
Research and development expense		14,374	5,398	2,406
General and administrative expense		23,569	8,496	4,674
Related to share-based compensation (Note 11.4)
Disclosure of transactions between related parties [line items]
Research and development expense		7,711	1,243	277
General and administrative expense		17,185	4,202	1,300
Related to other administrative expenses
Disclosure of transactions between related parties [line items]
General and administrative expense		$ 151	$ 20	$ 22
Therachon Holding AG (Parent Group) | Parent
Disclosure of transactions between related parties [line items]
Research and development expense	$ 3,605
General and administrative expense	1,200
Therachon Holding AG (Parent Group) | Parent | Amount recognized in relation to the change in the contingent consideration liabilities
Disclosure of transactions between related parties [line items]
Research and development expense	2,517
Therachon Holding AG (Parent Group) | Parent | R&D related to clinical and development activities
Disclosure of transactions between related parties [line items]
Research and development expense	702
Therachon Holding AG (Parent Group) | Parent | Employee expenses
Disclosure of transactions between related parties [line items]
Research and development expense	386
Therachon Holding AG (Parent Group) | Parent | Related to share-based compensation (Note 11.4)
Disclosure of transactions between related parties [line items]
General and administrative expense	360
Therachon Holding AG (Parent Group) | Parent | Related to the pension plan (Note 20)
Disclosure of transactions between related parties [line items]
General and administrative expense	51
Therachon Holding AG (Parent Group) | Parent | Related to other employee-related benefits
Disclosure of transactions between related parties [line items]
General and administrative expense	340
Therachon Holding AG (Parent Group) | Parent | Related to other professional services
Disclosure of transactions between related parties [line items]
General and administrative expense	271
Therachon Holding AG (Parent Group) | Parent | Related to other administrative expenses
Disclosure of transactions between related parties [line items]
General and administrative expense	171
Therachon Holding AG (Parent Group) | Parent | Related to other
Disclosure of transactions between related parties [line items]
General and administrative expense	$ 7